Related party transactions - Key Management Personnel Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Personnel expenses and other short-term employee benefits	€ 3,131	€ 2,811	€ 2,340
Extra pension benefits	0	12	12
Share-based compensation	1,363	2,450	1,856
Executive Committee members compensation	€ 4,494	€ 5,273	€ 4,208